Equity Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity Based Compensation
Note 10. Equity Based Compensation
Prior to June 15, 2022, we issued equity based compensation pursuant to the Company’s Employee and Director Long-Term Incentive Plan (the “Prior Plan”). On June 15, 2022, our stockholders approved the 2022 Long-Term Incentive Plan (the “Plan”) and we no longer issue equity under the Prior Plan. Pursuant to the Plan, we are able to issue various forms of equity based compensation. Through September 30, 2022, we have generally issued equity based awards in two forms: (1) restricted stock awards consisting of shares of our common stock and (2) long-term incentive plan units of our Operating Partnership (“LTIP Units”).
Through March 2020, we had only issued restricted stock, which shares are subject to a time based vesting period. In April 2020, the Compensation Committee of the board of directors approved awards for our executive officers, which include (1) performance based awards, and (2) time based awards. For both such type of awards, the recipient can choose either LTIP Units or restricted stock consisting of shares of our common stock. Effective June 2022, the recipient of time based awards issued to members of the board of directors were also allowed to choose either LTIP Units or restricted stock shares of our common stock.
The fair value of the restricted stock and the LTIP Units are determined based on an estimated value per share, adjusted for an illiquidity discount due to the illiquid nature of the underlying equity. The fair value of the LTIP Units are further adjusted by applying an additional discount as the LTIP Units are not initially economically equivalent to our restricted stock. For the performance based awards, a fair value was determined for each performance ranking scenario, with stock compensation expense recorded using the fair value of the scenario determined to be probable of achievement.
Time Based Awards
We have granted various time based awards, which generally vest ratably over either one, three, or four years commencing in the year of grant, subject to the recipient’s continued employment or service through the applicable vesting date. All grants of time based restricted stock have limitations on transferability during the vesting period, and the grantee does not have the ability to vote any unvested shares. Transferability during the vesting period depends upon when the grant was made, as follows (i) with respect to grants of time based restricted stock made prior to April 2020, the restriction on transfers applies to the entirety of the grant, regardless of vesting, and (ii) with respect to grants of time based restricted stock made in or subsequent to April 2020, the restriction on transfer applies only to the unvested portion of the restricted stock.
With respect to grants of time based LTIP Units made to our executive officers in 2020, 2021, and 2022, distributions began to accrue effective January 1 of each respective year, and are payable as distributions are paid on our Class A Shares without regard to whether the underlying awards have vested. With respect to time based restricted stock issued to our board of directors in or after June 2022, distributions accrue as of the effective date of each grant and are payable as distributions are paid on our Class A Shares without regard to whether the underlying awards have vested. With respect to all other time based restricted stock, distributions accrue on non-vested
shares granted and are paid when the underlying restricted shares vest.

Holders of time based LTIP Units receive allocations of profits and losses with respect to the LTIP Units as of the effective date, distributions from the effective date in an amount equivalent to the distributions declared and paid on our Class A Shares, and the same voting rights as holders of common units, voting as a class with each LTIP Unit holder having one vote per LTIP Unit held. Prior to vesting, time based LTIP Units generally may not be transferred, other than by laws of descent and distribution.
The following table summarizes the activity related to our time based awards:

	Restricted Stock		LTIP Units
Time Based Award Grants	Shares	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value
Unvested at December 31, 2020	249,271	$9.58	160,891	$9.09
Granted	78,192	9.85	222,581	9.30
Vested	(105,328)	9.64	(109,276)	9.20
Forfeited	(2,189)	9.78	—	—

Unvested at December 31, 2021	219,946	9.64	274,196	9.22
Granted	60,032	14.33	181,664	13.23
Vested	(128,765)	9.64	(26,815)	9.09
Forfeited	(3,572)	11.04	—	—

Unvested at September 30, 2022	147,641	$11.51	429,045	$10.92

Performance Based Awards
With respect to performance based awards, the number of shares of restricted stock granted as of the grant date equaled 100% of the targeted award, whereas the number of LTIP Units granted as of the grant date equaled 200% of the targeted award. The targeted award for each executive was determined and approved by the Compensation Committee of our Board of Directors. The actual number of shares of restricted stock or LTIP Units, as applicable, to be issued upon vesting may range from 0% to 200% of the targeted award, such determination being based upon the results of the performance measure. Performance based awards vest based upon our performance as ranked amongst a peer group of self storage related companies. This comparison will be conducted using a performance measure of average annual same-store revenue growth, analyzed over a three-year period. Earned awards for the 2020, 2021 and 2022 grants will vest, as applicable, no later than March 31, 2023,
2024
, and
2025
, respectively.
Recipients of performance based restricted stock accrue distributions during the performance period, and such distributions will only be payable on the date that any such shares of restricted stock vest, based upon the performance level attained. Recipients of performance based LTIP Units are issued LTIP Units at 200% of the targeted award and are entitled to receive distributions and allocations of profits and losses with respect to the performance based LTIP Units as of the effective date of each award in an amount equal to 10% of the distributions and allocations available to such LTIP Units, until the Distribution Participation Date (as defined in the Operating Partnership Agreement). The remaining 90% of distributions will accrue and will be payable on the Distribution Participation Date based upon the performance level attained and number of performance based LTIP Units that vest. Following the Distribution Participation Date, recipients will be entitled to receive the full amount of distributions and allocations of profits and losses with respect to the vested performance-based LTIP Units, such amount being equivalent to distributions declared and paid on our Class A Shares.

The following table summarizes our activity related to our performance based awards:

	Restricted Stock		LTIP Units
Performance Based Award Grants	Shares	Weighted-Average Grant-Date Fair Value	Units	Weighted-Average Grant-Date Fair Value
Unvested at December 31, 2020	5,752	$9.78	130,638	$9.09
Granted	—	—	148,387	9.30
Vested	—	—	—	—
Forfeited	—	—	(11,918)	9.09

Unvested at December 31, 2021	5,752	9.78	267,107	9.21
Granted	—	—	113,429	13.18
Vested	—	—	—	—
Forfeited	—	—	—	—

Unvested at September 30, 2022	5,752	$9.78	380,536	$10.39

Holders of performance based restricted stock do not have any rights as a stockholder with respect to the unvested portion of such restricted stock awards. Prior to vesting, shares of performance based restricted stock generally may not be transferred, other than by laws of descent and distribution.
Holders of performance based LTIP Units have the same voting rights as holders of common units, voting as a class with each LTIP Unit holder having one vote per LTIP Unit held. Prior to vesting, performance based LTIP Units generally may not be transferred, other than by laws of descent and distribution.
LTIP Units are designed to qualify as “profits interests” in the Operating Partnership for federal income tax purposes. The profits interests’ characteristics of the LTIP Units mean that initially they will not be treated as economically equivalent in value to a common unit and the issuance of LTIP Units will not be a taxable event to the Operating Partnership or the recipient. If and when certain events occur pursuant to applicable tax regulations and in accordance with the Operating Partnership Agreement, LTIP Units may become economically equivalent to common units of limited partnership interest of our Operating Partnership on a one-for-one
basis.
As of September 30, 2022, 9,977,214 shares of stock were available for issuance under the Plan.
We recorded approximately $0.9 million and $2.9 million of equity based compensation expense in general and administrative expense during the three and nine months ended September 30, 2022, respectively, compared to approximately $0.8 million and $2.0 million during the three and nine months ended September 30, 2021. We recorded approximately $40,000 and $110,000 of equity based compensation expense in property operating expenses, within our consolidated statements of operations for the three and nine months ended September 30, 2022, respectively, compared to approximately $20,000 and $60,000 during the three and nine months ended September 30, 2021. As of September 30, 2022, there was approximately $5.8 million of total unrecognized compensation expense related to non-vested
equity awards, with such cost expected to be recognized over a weighted-average period of approximately 2.2 years. As of December 31, 2021, there was approximately $4.5 million of total unrecognized compensation expense related to non-vested
equity awards, with such cost expected to be recognized over a weighted-average period of approximately 2.1 years.
In February 2022, the compensation committee of our board of directors approved the 2022 executive compensation terms for our executives, which included (1) performance-based equity grants in the form of either, at the election of the executive, restricted stock awards or LTIP Units, and (2) time-based equity grants in the form of either, at the election of the executive, restricted stock awards or LTIP Units.
In February 2022, an aggregate of 113,429 performance-based LTIP Units and approximately 170,144 time-based LTIP Units were issued to our executive officers. The performance-based LTIP Units vest after the three year performance period, based upon the performance level attained. The time-based LTIP Units vest ratably over four years, with the first tranche vesting on December 31, 2022, subject to the recipient’s continued employment through the applicable vesting date.

Note 11. Equity Based Compensation
We issue equity based compensation pursuant to the employee and director long-term incentive plan of SmartStop Self Storage REIT, Inc. (the “Plan”). Pursuant to the Plan, we are able to issue various forms of equity based compensation. Through December 31, 2021, we have issued equity based awards in two forms: (1) restricted stock awards consisting of shares of our common stock and (2) long-term incentive plan units of our Operating Partnership (“LTIP Units”).
Through March 2020, we had only issued restricted stock, which shares are subject to a time based vesting period. In April 2020 the Compensation Committee of the Board of Directors approved the 2020 executive compensation program for our executive officers, which included (1) performance based awards, and (2) time based awards. For both such awards the recipient could choose either LTIP Units or restricted stock consisting of shares of our common stock.
The fair value of the restricted stock and the LTIP Units was determined based on an estimated value per share, adjusted for an illiquidity discount due to the illiquid nature of the underlying equity. The fair value of the LTIP Units was further adjusted by applying an additional discount as the LTIP Units are not initially economically equivalent to our restricted stock. For the performance based awards, a fair value was determined for each performance ranking scenario, with stock compensation expense recorded using the fair value of the scenario determined to be probable of achievement.
Time Based Awards
We have granted various time based awards, which generally vest ratably over either one, three, or four years commencing in the year of grant, subject to the recipient’s continued employment or service through the applicable vesting date. All grants of time based restricted stock have limitations on transferability during the vesting period, and the grantee does not have the ability to vote any unvested shares. Transferability during the vesting period depends upon when the grant was made, as follows (i) with respect to grants of time based restricted stock made prior to April 2020, the restriction on transfers applies to the entirety of the grant, regardless of vesting, and (ii) with respect to grants of time based restricted stock made in or subsequent to April 2020, the restriction on transfer applies only to the unvested portion of the restricted stock.
With respect to grants of time based LTIPs made to our executive officers in 2020 and 2021, distributions began to accrue effective January 1, 2020 and January 1, 2021 respectively, and are payable as distributions are paid on our Class A Shares without regard to whether the underlying restricted shares have vested. With respect to time based restricted stock, distributions accrue on non-vested
shares granted and are paid when the underlying restricted shares vest.
Holders of time based LTIP Units receive allocations of profits and losses with respect to the LTIP Units as of the effective date, distributions from the effective date in an amount equivalent to the distributions declared and paid on our Class A Shares, and the same voting rights as holders of common units, voting as a class with each LTIP Unit holder having one vote per LTIP Unit held. Prior to vesting, time based LTIP Units generally may not be transferred, other than by laws of descent and distribution.
The following table summarizes the activity related to our time based awards:

	Restricted Stock		LTIPs
Time Based Award Grants	Shares	Weighted- Average Grant-Date Fair Value	Units	Weighted- Average Grant-Date Fair Value
Unvested at December 31, 2019	265,806	$9.53	—	$—
Granted	72,383	9.78	214,521	9.09
Vested	(82,351)	9.55	(53,630)	9.09
Forfeited	(6,567)	9.78	—	—

Unvested at December 31, 2020	249,271	$9.58	160,891	$9.09
Granted	78,192	9.85	222,581	9.30
Vested	(105,328)	9.64	(109,276)	9.20
Forfeited	(2,189)	9.78	—	—

Unvested at December 31, 2021	219,946	$9.64	274,196	$9.22

Performance Based Awards
With respect to performance based awards, the number of shares of restricted stock granted as of the grant date equaled 100% of the targeted award, whereas the number of LTIP Units granted as of the grant date equaled 200% of the targeted award. The targeted award for each executive was determined and approved by the Compensation Committee of our Board of Directors. The actual number of shares of restricted stock or LTIP Units, as applicable, to be issued upon vesting may range from 0% to 200% of the targeted award, such determination being based upon the results of the performance measure. Performance based awards vest based upon our performance as ranked amongst a peer group of publicly traded self storage REITs in terms of the average same-store revenue growth, analyzed over a three year period. This comparison will be conducted using a performance measure of average annual same-store revenue growth, analyzed over a three-year period. Earned awards for the 2020 and 2021 grants will vest, as applicable, no later than March 31, 2023 and March 31, 2024, respectively.
Recipients of performance based restricted stock accrue distributions during the performance period, and such distributions will only be payable on the date that any such shares of restricted stock vest, based upon the performance level attained. Recipients of performance based LTIP Units are issued LTIP Units at 200% of the targeted award and are entitled to receive distributions and allocations of profits and losses with respect to the performance based LTIP Units as of the effective date of each award in an amount equal to 10% of the distributions and allocations available to such LTIP Units, until the Distribution Participation Date (as defined in the Operating Partnership Agreement). The remaining 90% of distributions will accrue and will be payable on the Distribution Participation Date based upon the performance level attained and number of performance based LTIP Units that vest. Following the Distribution Participation Date, recipients will be entitled to receive the full amount of distributions and allocations of profits and losses with respect to the vested performance-based LTIP Units, such amount being equivalent to distributions declared and paid on our Class A Shares.
The following table summarizes our activity related to our performance based awards:

	Restricted Stock		LTIPs
Performance Based Award Grants	Shares	Weighted- Average Grant-Date Fair Value	Units	Weighted- Average Grant-Date Fair Value
Unvested at December 31, 2019	—	$—	—	$—
Granted	5,752	9.78	130,638	9.09
Vested	—	—	—	—
Forfeited	—	—	—	—

Unvested at December 31, 2020	5,752	$9.78	130,638	$9.09
Granted	—	—	148,387	9.30
Vested	—	—	—	—
Forfeited	—	—	(11,918)	9.09

Unvested at December 31, 2021	5,752	$9.78	267,107	$9.21

Holders of performance based restricted stock do not have any rights as a stockholder with respect to the unvested portion of such restricted stock awards. Prior to vesting, shares of performance based restricted stock generally may not be transferred, other than by laws of descent and distribution.
Holders of performance based LTIP Units have the same voting rights as holders of common units, voting as a class with each LTIP Unit holder having one vote per LTIP Unit held. Prior to vesting, performance based LTIP Units generally may not be transferred, other than by laws of descent and distribution.
LTIP Units are designed to qualify as “profits interests” in the Operating Partnership for federal income tax purposes. The profits interests’ characteristics of the LTIP Units mean that initially they will not be treated as economically equivalent in value to a common unit and the issuance of LTIP Units will not be a taxable event to the Operating Partnership or the recipient. If and when certain events occur pursuant to applicable tax regulations and in accordance with the Partnership Agreement, LTIP Units may become economically equivalent to common units of limited partnership interest of our Operating Partnership on a one-for-one
basis.
As of December 31, 2021, 7,366,044 shares of stock were available for issuance under the Plan.
We recorded approximately $2.8 million, $1.6 million, and $0.4 million of equity based compensation expense in general and administrative expense during the years ended December 31, 2021, 2020, and 2019, respectively. We recorded approximately $80,000, $40,000, and none of equity based compensation expense in property operating expenses, within our consolidated statements of operations for the years ended December 31, 2021, 2020, and 2019, respectively. As of December 31, 2021, and 2020, there was approximately $4.5 million and $4.0 million of total unrecognized compensation expense related to non-vested
equity awards, respectively. As of December 31, 2021 and 2020, such cost was expected to be recognized over a weighted-average period of approximately 2.1 years and 2.5 years, respectively.
On February 26, 2021, we announced the retirement of Michael S. McClure, then our Chief Executive Officer, effective as of April 15, 2021 (the “Transition Date”). In connection with Mr. McClure’s retirement, and in order to provide an orderly transition, we entered into an Executive Transition Services Agreement with Mr. McClure (the “Agreement”) on February 26, 2021, pursuant to which Mr. McClure will provide consulting services to the Company for a twelve-month period (the “Transition Period”) commencing on the Transition Date.
Pursuant to the Agreement, during the Transition Period and subject to the early termination provisions contained in the Agreement, we will pay Mr. McClure a monthly fee as well as provide reimbursement for costs of continuing group health insurance coverage. Mr. McClure’s existing time-based equity awards will continue to vest during the Transition Period and, upon successful completion of the Transition Period, any remaining outstanding unvested time-based equity awards will immediately vest in full. Mr. McClure’s existing performance-based equity awards will remain outstanding and vest on a pro rata basis at the rate of two-thirds
of the amount that would have otherwise vested based on the terms of the awards and actual performance of the Company during the performance period.
In April 2021, the compensation committee of our board of directors approved the 2021 executive compensation terms for our executives, which included (1) performance-based equity grants in the form of either, at the election of the executive, restricted stock awards, or LTIP Units, and (2) time-based equity grants in the form of either, at the election of the executive, restricted stock awards or LTIP Units.
In April 2021, an aggregate of 148,387 LTIP Units were issued to our executive officers in connection with performance-based equity grants.
Similarly, in April 2021 an aggregate of 222,581 LTIP Units were issued to our executive officers in connection with time-based equity grants. These are non-vested
grants which shall vest ratably over four years, with the first tranche vesting on December 31, 2021, subject to the recipient’s continued employment through the applicable vesting date.